PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 746
Property, plant and equipment at end of period	850	$ 746
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,517	1,416
Additions	206	165
Disposals and derecognition		(64)
Property, plant and equipment at end of period	1,723	1,517
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(771)	(772)
Additions	(102)	(63)
Disposals and derecognition		64
Property, plant and equipment at end of period	(873)	(771)
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	51	110
Additions	0	0
Disposals and derecognition		(59)
Property, plant and equipment at end of period	51	51
Computer [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(51)	(110)
Additions	0	0
Disposals and derecognition		59
Property, plant and equipment at end of period	(51)	(51)
Field [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	210
Property, plant and equipment at end of period	339	210
Field [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	322	162
Additions	206	165
Disposals and derecognition		(5)
Property, plant and equipment at end of period	528	322
Field [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(112)	(80)
Additions	(77)	(37)
Disposals and derecognition		5
Property, plant and equipment at end of period	(189)	(112)
Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Office [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2	2
Additions	0	0
Disposals and derecognition		0
Property, plant and equipment at end of period	2	2
Office [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2)	(2)
Additions	0	0
Disposals and derecognition		0
Property, plant and equipment at end of period	(2)	(2)
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	117
Property, plant and equipment at end of period	92	117
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	723	723
Additions	0	0
Disposals and derecognition		0
Property, plant and equipment at end of period	723	723
Building [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(606)	(580)
Additions	(25)	(26)
Disposals and derecognition		0
Property, plant and equipment at end of period	(631)	(606)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	419
Property, plant and equipment at end of period	419	419
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	419	419
Additions	0	0
Disposals and derecognition		0
Property, plant and equipment at end of period	419	419
Land [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	0	0
Disposals and derecognition		0
Property, plant and equipment at end of period	$ 0	$ 0